Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Long-Term Debt - Schedule of Long - Term Debt (Table)

Facilities	June 30, 2022	December 31, 2021
2027 USPP Notes (a)	$350,000	$—
E.SUN, MICB, Cathay, Taishin Credit Facility (b)	55,500	—
Sinopac Credit Facility (c)	10,740	11,580
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (d)	116,000	132,000
Deutsche Credit Facility (e)	47,020	49,345
HCOB Credit Facility (f)	48,819	56,844
CACIB, Bank Sinopac, CTBC Credit Facility (g)	46,600	49,150
New Hayfin Credit Facility (h)	—	204,129
Chailease Credit Facility (i)	4,788	5,568
2024 Notes (j)	89,020	117,520
Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (k)	197,200	213,200
Blue Ocean Junior Credit Facility (k, l)	—	26,205
Hellenic Bank Credit Facility (m)	—	41,700
	$965,687	$907,241
2022 Notes (n)	—	233,436
Less redemptions and repurchases (n)	—	(233,436)
2022 Notes (n)	$—	$—
Total credit facilities	$965,687	$907,241
Sale and Leaseback Agreement CMBFL – $120,000 (o)	102,538	115,238
Sale and Leaseback Agreement CMBFL – $54,000 (p)	45,900	49,950
Sale and Leaseback Agreement – Neptune $14,735 (q)	11,559	13,147
Total Sale and Leaseback Agreements	$159,997	$178,335
Total borrowings	$1,125,684	$1,085,576
Less: Current portion of long-term debt	(236,939)	(153,641)
Less: Current portion of Sale and Leaseback Agreements (o,p,q)	(36,675)	(36,675)
Plus: Original issue premium of 2024 Notes (j)	1,345	1,588
Less: Deferred financing costs (s)	(20,226)	(16,714)
Non-current portion of Long-Term Debt	$833,189	$880,134

Long-Term Debt - Repayment Schedule (Table)

Payment due by period ending	Amount
June 30, 2023	$273,614
June 30, 2024	182,654
June 30, 2025	150,043
June 30, 2026	170,808
June 30, 2027	194,751
June 30, 2028 and thereafter	153,814
$1,125,684

Long-Term Debt - Schedule of Deferred Financing Costs (Table)

	June 30, 2022	December 31, 2021
Opening balance	$16,714	$11,203
Expenditure in the period	9,605	13,790
Amortization included within interest expense	(6,093)	(8,279)
Closing balance	$20,226	$16,714